UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-10625

                      (Investment Company Act File Number)


                         Federated Core Trust II, L.P.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


                Date of Reporting Period:  Quarter ended 9/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




MARKET PLUS CORE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

    PRINCIPAL                                                                                              VALUE
    AMOUNT
    OR SHARES
                  ADJUSTABLE RATE MORTGAGES--28.7%
                  FEDERAL HOME LOAN MORTGAGE CORP.--26.2%
  $ 5,605,941     Federal Home Loan Mortgage Corp., 5.440%, 12/1/2035                               $  5,634,299
    4,657,549     Federal Home Loan Mortgage Corp., 5.629%, 6/1/2036                                   4,680,857
    2,328,039     Federal Home Loan Mortgage Corp., 5.642%, 5/1/2037                                   2,344,783
                     TOTAL                                                                            12,659,939
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.5%
      133,575     Federal National Mortgage Association, 5.320%, 5/1/2036                                134,290
    1,026,776     Federal National Mortgage Association, 5.420%, 4/1/2036                              1,033,371
       27,296     Federal National Mortgage Association, 6.960%, 6/1/2035                                 27,535
       32,183     Federal National Mortgage Association, 7.020%, 4/1/2035                                 32,541
                     TOTAL                                                                             1,227,737
                     TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $13,830,490)                    13,887,676
                  ASSET-BACKED SECURITIES--7.0%
                  AUTO RECEIVABLES--0.6%
      275,000     Carmax Auto Owner Trust Series 2007-3 A3B, 12/15/2011                                  274,546
                  HOME EQUITY LOAN-4.2%
       22,847     Asset Backed Funding Certificate 2005-OPT1 A1MZ, 7/25/2035                              22,774
       36,811     Centex Home Equity 2005-D AV2, 10/25/2035                                               36,783
      470,268     Countrywide Alternative Loan Trust 2007-OA9 A2, 6/25/2047                              428,771
      500,000     First Franklin Mortgage Loan Asset Backed Certificates 2006-FFH1 A2, 1/25/2036         497,891
       52,490     GSAA Home Equity Trust 2005-15 1A2, 1/25/2036                                           50,874
       75,000     GSAA Home Equity Trust 2005MTR1 A3, 10/25/2035                                          74,227
      108,416 1,2 GSAA Home Equity Trust 2006-8N N1, 10/26/2036                                           92,154
       57,689     GSAMP Trust 2005-SEA2 A1, 1/25/2045                                                     56,021
      280,000     Morgan Stanley ABS Capital I 2004-OP1 M3, 11/25/2034                                   248,665
      400,000     Morgan Stanley ABS Capital I 2005-WMC4 M1, 4/25/2035                                   346,146
       22,731     Novastar Home Equity Loan 2004-4 A1B, 3/25/2035                                         22,731
       93,257     Option One Mortgage Loan Trust 2005-1 A1B,  2/25/2035                                   92,900
       75,000     Popular ABS Mortgage Pass-Through Trust 2005-5 AV2B, 11/25/2035                         74,756
                     TOTAL                                                                             2,044,693
                  NON-AGENCY MORTGAGE-2.2%
       33,534     Harborview Mortgage Loan Trust 2006-1 2A1A, 3/19/2037                                   32,953
      488,998     Harborview Morgage Loan Trust 2007-1 2A1A, 4/19/2038                                   467,415
      500,000 1,2 KLIO Funding Ltd. 2004-1A A1, 4/23/2039                                                460,958
       75,396     Washington Mutual 2003-S4 1A3, 6/25/2018                                                75,284
       24,879     Washington Mutual 2005-AR17 A-1A1, 12/25/2045                                           24,375
                     TOTAL                                                                             1,060,985
                     TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,565,019)                        3,380,224
                  COLLATERALIZED MORTGAGE OBLIGATIONS-7.9%
                  FEDERAL HOME LOAN MORTGAGE CORP.--0.4%
      104,845     Federal Home Loan Mortgage Corp. REMIC 2395 FA, 6.353%, 6/15/2029                      105,626
       73,406     Federal Home Loan Mortgage Corp. REMIC 2395 FT, 6.203%, 12/15/2031                      73,657
                     TOTAL                                                                               179,283
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.9%
      100,000     Federal National Mortgage Association REMIC 0287A FB, 5.591%, 10/25/2031               100,205
      148,482     Federal National Mortgage Association REMIC 1993-179 FJ, 6.306%, 10/25/2023            152,523
       42,795     Federal National Mortgage Association REMIC 1993-247 FM, 5.477%, 12/25/2023             42,584
    1,099,881     Federal National Mortgage Association REMIC 2002-25 FX, 6.131%, 4/25/2032            1,124,245
                     TOTAL                                                                             1,419,557
                  NON-AGENCY MORTGAGE--4.6%
      622,628     Citigroup Mortgage Loan Trust, 2004UST1 A2, 8/25/2034                                  623,984
      234,504     Washington Mutual 2002-AR6 A, 6/25/2042                                                231,733
      321,779     Washington Mutual 2006-AR1 2A1B, 1/25/2046                                             310,441
      421,611     Washington Mutual 2006-AR15 1A, 11/25/2046                                             411,104
      326,187     Washington Mutual 2006-AR17 1A, 12/25/2046                                             318,160
      369,686     Washington Mutual Mortgage Pass Through Certificates 2007-OA3 DA1C, 4/25/2047          353,559
                     TOTAL                                                                             2,248,981
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                         3,847,821
                     (IDENTIFIED COST $3,891,491)
                  CORPORATE BONDS--17.1%
                  COMMUNICATIONS - TELECOM WIRELESS--1.2%
      600,000     Vodafone Group PLC, Note, 2/27/2012                                                    592,619
                  COMMUNICATIONS - TELECOM WIRELINES--1.5%
       50,000     SBC Communications, Inc., 11/14/2008                                                    50,048
      300,000     Telecom Italia Capital, Note, 2/01/2011                                                297,340
      400,000     Telefonica SA, Floating Rate Note, 6/19/2009                                           400,168
                     TOTAL                                                                               747,556
                  CONSUMER CYCLICAL - ENTERTAINMENT--1.1%
      515,000     Time Warner, Inc., Floating Rate Note, 11/13/2009                                      511,034
                  ENERGY - INDEPENDENT--0.6%
      280,000     Anadarko Petroleum Corp., Floating Rate Note, 9/15/2009                                278,510
                  FINANCIAL INSTITUTION - BANKING--9.1%
      900,000     Chase Capital II, Company Guarantee, 2/01/2027                                         823,340
      900,000     Nationsbank Capital Trust, Bond, 1/15/2027                                             828,357
       40,000     Popular North America, 4/06/2009                                                        40,108
    1,100,000     State Street Capital Trust IV, 6/15/2037                                             1,007,170
      900,000     Wachovia Capital Trust II, Company Guarantee, 1/15/2027                                850,966
      900,000     Wells Fargo Capital II, Company Guarantee, 1/30/2027                                   851,905
                     TOTAL                                                                             4,401,846
                  FINANCIAL INSTITUTION - BROKERAGE--0.2%
       50,000     Goldman Sachs Group, Inc., Floating Rate Note, 9/29/2014                                49,391
       50,000     Morgan Stanley Group, Inc., 1/18/2011                                                   49,446
                     TOTAL                                                                                98,837
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--2.3%
      310,000     CIT Group, Inc., Sr. Note, 2/13/2012                                                   279,014
      250,000 1,2 Capmark Financial Group, Inc., Unsecd. Note, 5/10/2010                                 233,276
      625,000     Residential Capital Corp., Sr. Unsecd. Note, 6/09/2008                                 575,781
                     TOTAL                                                                             1,088,071
                  FINANCIAL INSTITUTION - INSURANCE - P&C--1.1%
       30,000     CNA Financial Corp.,  6.500%, 8/15/2016                                                 30,493
      500,000 1,2 ZFS Finance USA Trust III, Floating Rate Note, 12/15/2065                              508,073
                     TOTAL                                                                               538,566
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $8,605,704)                                8,257,039
                  MORTGAGE-BACKED SECURITIES--19.2%
                  FEDERAL HOME LOAN MORTGAGE CORP.--12.7%
    1,964,333     Federal Home Loan Mortgage Corp. Pool G08153, 7.000%, 30 Year, 9/1/2036              2,028,606
      723,630     Federal Home Loan Mortgage Corp. Pool G18124, 6.000%, 15 Year, 6/1/2021                733,181
    3,325,305     Federal Home Loan Mortgage Corp. Pool G18136, 6.000%, 15 Year, 8/1/2021              3,369,196
                     TOTAL                                                                             6,130,983
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.5%
      485,654     Federal National Mortgage Association Pool 256360, 7.000%, 30 Year, 8/1/2036           501,469
    1,165,758     Federal National Mortgage Association Pool 891171, 7.000%, 30 Year, 7/1/2036         1,203,719
    1,406,573     Federal National Mortgage Association Pool 895073, 7.000%, 30 Year, 8/1/2036         1,452,376
                     TOTAL                                                                             3,157,564
                     TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,248,597)                     9,288,547
                  U.S. TREASURY--10.9%
                  TREASURY SECURITIES--10.9%
    1,209,483     U.S. Treasury Inflation Protected Note, Series D-2010, 0.875%, 4/15/2010             1,169,371
    4,100,000 3,4 United States Treasury Bill, 4.88%, 10/25/2007                                       4,090,980
                     TOTAL U.S. TREASURY (IDENTIFIED COST $5,239,644)                                  5,260,351
                5 MUTUAL FUNDS--7.0%
    1,913,003   6 Prime Value Obligations Fund, Institutional Shares, 5.27%                            1,913,003
      219,024     High Yield Bond Portfolio                                                            1,484,986
                     TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,357,800)                                   3,397,989
                     TOTAL INVESTMENTS-97.8%                                                          47,319,647
                     (IDENTIFIED COST $47,738,745)7
                     OTHERS ASSETS AND LIABILITIES - NET-2.2%                                          1,086,917
                     TOTAL NET ASSETS-100%                                                          $ 48,406,564

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $1,294,461, which represented 2.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At September 30, 2007, these liquid restricted securities amounted to $1,294,461, which represented 2.7% of total net assets.

3    Discount rate at time of purchase.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5    Affiliated company.

6    7-Day net yield.

7 At September 30, 2007, the cost of investments for federal tax purposes was $47,738,745. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $419,098. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $169,652 and net unrealized depreciation from investments for those securities having an excess of cost over value of $588,750.


      At September 30, 2007, the Fund had the following outstanding futures contracts:

 DESCRIPTION                               NUMBER OF         NOTIONAL       EXPIRATION      UNREALIZED
                                           CONTRACTS         VALUE          DATE            APPRECIATION/
                                                                                            (DEPRECIATION)
 8S&P 500 Index Long Futures               10                $3,845,250     December 2007    $  12,800
 8S&P Mini 500 Index Long Futures          4                 $307,600       December 2007    $     980
 8U.S. Treasury Notes 2 Year Short Futures 95                $19,669,453    December 2007    $(107,216)
     NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS                                        $ (93,436)

       At September 30, 2007, the Fund had the following open swap contracts:

 TOTAL RETURN                          BUY/SELL  PAY/RECEIVE                NOTIONAL     UNREALIZED APPRECIATION/
 SWAP COUNTERPARTY         REFERENCE              FIXED RATE   EXPIRATION   AMOUNT       (DEPRECIATION)
                             INDEX                             DATE
 Merrill Lynch              S&P 500                            9/8/2008     $33,999,884  $778,000
 International            Total Return   Buy     5.70%
 Merrill Lynch              S&P 500                            10/4/2007    $9,163,953   $(64,966)
 International            Total Return   Buy     5.36%
 NET UNREALIZED APPRECIATION ON SWAP CONTRACTS                                           $713,034

   8 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronym is used throughout this portfolio:
 REMIC --Real Estate Mortgage Investment Conduit








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST II, L.P.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 20, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007